Average Annual Total Returns - FidelitySAIUSLargeCapIndexFund-PRO - FidelitySAIUSLargeCapIndexFund-PRO - Fidelity SAI U.S. Large Cap Index Fund	Sep. 28, 2024
Fidelity SAI U.S. Large Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.23%
Past 5 years	15.65%
Since Inception	14.36%	[1]
Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.10%
Past 5 years	13.81%
Since Inception	13.06%	[1]
Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.85%
Past 5 years	12.38%
Since Inception	11.69%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	14.39%

[1]	A From February 2, 2016 .